Finance Liabilities (Narrative) (Details) $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 06, 2022 USD ($)	Aug. 17, 2022 USD ($) Vessels	Mar. 29, 2022 USD ($)
Lessee Lease Description [Line Items]
Finance Lease Liability	$ 136,611	$ 140,931
Weighted average remaining lease term	8 years 2 months 12 days
Average interest rate	4.83%
Florida 2022 Built Capesize Vessel [Member]
Lessee Lease Description [Line Items]
Finance Lease Liability					$ 50,000
Term for bareboat charter party					10 years
Lease obligation to purchase vessel					$ 16,350
New Orleans And Santa Barbara Vessels [Member]
Lessee Lease Description [Line Items]
Finance Lease Liability				$ 66,400
Term for bareboat charter party				8 years
Number of sale and leaseback agreements | Vessels				2
New Orleans Vessel [Member]
Lessee Lease Description [Line Items]
Lease obligation to purchase vessel				$ 13,000
Santa Barbara Vessel [Member]
Lessee Lease Description [Line Items]
Lease obligation to purchase vessel				$ 13,000
DSI Andromeda [Member]
Lessee Lease Description [Line Items]
Finance Lease Liability			$ 29,850
Term for bareboat charter party			10 years
Lease obligation to purchase vessel			$ 8,050